Derivatives	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about hedges [Abstract]
Equity

26. DERIVATIVES

(1)	Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2019
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	124,737	—	—	—	—	—	—
Swaps	150,731,987	—	111,764	300,750	1,323	—	413,195
Purchase options	460,000	—	—	11,888	—	—	—
Written options	395,789	—	—	—	—	—	9,655
Currency:
Futures	1,934	—	—	—	—	—	—
Forwards	113,988,295	—	—	1,447,811	321	—	1,030,246
Swaps	82,125,050	9,367	—	966,181	5,193	—	1,106,423
Purchase options	1,588,746	—	—	18,835	—	—	—
Written options	2,341,179	—	—	—	—	—	9,403
Equity:
Futures	630,562	—	—	—	—	—	—
Forwards	11	—	—	—	—	—	—
Swaps	1,280,436	—	—	1,217	—	—	54,393
Purchase options	8,851,984	—	—	175,221	—	—	—
Written options	8,978,953	—	—	—	—	—	219,831

Total	371,499,663	9,367	111,764	2,921,903	6,837	—	2,843,146

	December 31, 2020
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	184,413	—	—	—	—	—	—
Swaps	137,057,240	—	174,820	318,545	1,476	28	524,190
Purchase options	330,000	—	—	6,271	—	—	—
Written options	285,440	—	—	—	—	—	5,419
Currency:
Futures	2,546	—	—	—	—	—	—
Forwards	105,146,634	—	—	2,541,957	—	—	2,848,980
Swaps	87,249,320	—	—	3,325,135	63,265	—	2,415,610
Purchase options	1,147,877	—	—	59,329	—	—	—
Written options	1,632,048	—	—	—	—	—	23,271
Equity:
Futures	123,742	—	—	—	—	—	—
Forwards	11	—	—	—	—	—	—
Swaps	269,039	—	—	—	—	—	12,533
Purchase options	9,863,110	—	—	650,505	—	—	—
Written options	10,369,009	—	—	—	—	—	629,884

Total	353,660,429	—	174,820	6,901,742	64,741	28	6,459,887

Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.

(2)	Overview of the Group’s hedge accounting

The hedging relationships the entity applies fair value hedge accounting and cash flow hedge accounting to are affected by interest rate which is related with Interest Rate Benchmark Reform. The interest rates to which the hedging relationships are exposed are USD 3M LIBOR, USD 6M LIBOR and AUD 3M BBSW. The nominal amounts of hedging instruments related to 3M LIBOR, 6M LIBOR and 3M BBSW in the hedging relationships of the Group are USD 1,800,000,000, USD 500,000,000 and AUD 150,000,000, respectively. The entity pays close attention to discussions in the market and industry regarding the applicable alternative benchmark interest rates for the exposed interest rate. The entity judges related uncertainty is expected to be no longer present when the exposed interest rates are replaced by the applicable benchmark interest rates.

1) Fair value hedge

As of the December 31, 2020, the Group has applied fair value hedge on fixed interest rate foreign currency denominated debentures amounting to 2,767,208 million Won. The purpose of the hedging is to avoid fair value volatility risk of fixed interest rate foreign currency denominated debentures derived from fluctuations of market interest rate, and as such the Group entered into interest rate swap agreements designated as hedging instruments.

Pursuant to the interest rate swap agreement, by swapping the calculated difference between the fixed interest rate and floating interest rate applied to the nominal value, the fair value fluctuation risk is hedged as the foreign currency denominated debentures fixed interest rate terms are converted to floating interest rate. Pursuant to the interest rate swap agreement, hedge ratio is determined by matching the nominal value of hedging instrument to the face value of the hedged item.

In this hedging relationship, only the market interest rate fluctuation, which is the most significant part of the fair value change of the hedged item, is designated as the hedged risk, and other risk factors including credit risk are not included in the hedged risk. Therefore, the ineffective portion of the hedge could arise from fluctuations in the timing of the cash flow of the hedged item, price margin set by counterparty of hedging instrument, and unilateral change in credit risk of any party of hedging instrument.

The interest rate swap agreements and the hedged items are subject to fluctuations in the underlying market rate of interest and the Group expects the fair value of the interest rate swap contract and the value of the hedged item to generally change in the opposite direction.

The fair value of the interest rate swap at the end of the reporting period is determined by discounting future cash flows estimated by using the yield curve at the end of the reporting period and the credit risk embedded in the contract and the average interest rate is determined based on the outstanding balance at the end of the reporting period. The variable interest rate applied to the interest rate swap is USD Libor 3M (6M) plus spread and AUD BBSW 3M plus spread. In accordance with the terms of each interest rate swap contract designated as a hedging instrument, the Group receives interest at a fixed interest rate and pays interest at a variable interest rate.

2) Cash Flow Hedge

As of the December 31, 2020, the Group has applied cash flow hedge on local currency denominated debentures amounting to 149,936 million Won, debentures on foreign currency amounting to 707,595 million Won. The Group’s hedging strategies are to ① Mitigate risks of cash flow fluctuation from variable interest rate debentures on local currency due to changes in market interest rate by entering into an interest rate swap contract and thereby designating it as hedging instrument; ② Mitigate the risks of cash flow fluctuation from principal and interest of variable interest rate debentures denominated in foreign currency due to changes in foreign exchange rates and interest rates by entering into a currency swap contract and thereby designating it as hedging instrument; ③ Mitigate the risks of cash flow fluctuation from principal and interest of fixed interest rate debentures denominated in foreign currency due to changes in foreign exchange rates by entering into a currency swap contract and thereby designating it as hedging instrument and ④ Mitigate the risks of cash flow fluctuation in variable interest rate foreign currency borrowings resulting from changes in market interest rates and designate it as a hedging instrument through entering into currency swap contracts and interest rate swap contracts.

This means exchanging a predetermined nominal amount as set forth in the interest rate swap contract adjusted by the differences between the fixed and variable interest rates, which results in the conversion of interest rates of debentures in local currency from variable interest into fixed interest, eliminating the cash flow fluctuation risk.

In addition, this also means a payment of predetermined principal amount as set forth in the currency swap adjusted by fixed interest rate, an exchange of an amount calculated by applying variable interest rate to USD or applying fixed interest rate to SGD, and an exchange of the principal denominated in KRW and principal denominated in foreign currency at maturity eliminating cash flow fluctuation risk on principal and interest.

The hedge ratio is determined by matching the nominal amount of the hedging instrument to the face amount of the hedged item in accordance with interest rate swap and currency swap.

Only interest rate and foreign exchange rate fluctuation risk, which is the most significant factor in the cash flow fluctuation of the hedged item, is addressed in this hedging relationship, and other risk factors such as credit risk are not subject to hedging.

Thus, there could be hedge ineffectiveness arising from price margin set by the counterparty of hedging instruments and unilateral change in credit risk of any party in the transaction.

The interest rate swap, currency swap contract and the hedged item are all affected by the changes in market interest rate and foreign exchange rates which are basic factors of the derivative. The Group expects that the value of interest rate swap contract, currency swap contract and value of the hedged item will generally fluctuate in opposite direction.

(3)	The nominal amounts of the hedging instrument are as follows (Unit: USD, AUD, EUR, SGD, JPY and Korean Won in millions):

	December 31, 2019
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	350,000,000	2,000,000,000	300,000,000	2,650,000,000
Cash flow hedge
Interest rate risk
Interest rate swap (EUR)	—	26,635,556	—	26,635,556
Interest rate swap (KRW)	—	100,000	—	100,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	150,000,000	330,000,000	—	480,000,000
Foreign currencies translation risk
Currency swap (SGD)	136,000,000	68,000,000	—	204,000,000
Currency forward (JPY)	49,325,155	1,059,903,932	—	1,109,229,087

	December 31, 2020
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	1,000,000,000	1,000,000,000	300,000,000	2,300,000,000
Interest rate swap (AUD)	—	150,000,000	—	150,000,000
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	100,000	50,000	—	150,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	130,000,000	470,000,000	—	600,000,000
Foreign currencies translation risk
Currency swap (SGD)	68,000,000	—	—	68,000,000

(4)	The average interest rate and average currency rate of the hedging instrument as of December 31, 2019 and 2020 are as follows:

December 31, 2019
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.96% receipt and Libor 3M+1.61% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid
Cash flow hedge
Interest rate risk
Interest rate swap (EUR)	3M EURIBOR receipt, EUR 0.09% paid
Interest rate swap (KRW)	KRW 3Y CMS+0.40% receipt, 2.38% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 3M Libor+0.80% receipt, KRW 1.45% paid, KRW/USD = 1,155 USD 1M Libor+0.54% receipt, KRW 1.53% paid, KRW/USD = 1,158
Foreign currencies translation risk
Currency swap (SGD)	SGD 1.91% receipt, KRW 1.98% paid, KRW/SGD = 828
Currency forward (JPY)	KRW/JPY = 10.47

December 31, 2020
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 4.22% receipt and Libor 3M+1.71% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid
Interest rate swap (AUD)	0.84% receipt and BBSW 3M+0.72% paid
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	KRW 3Y CMS+0.40% receipt, 2.38% paid KRW CD+0.69% receipt, 2.06% paid KRW CD+0.33% receipt, 1.68% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 3M Libor+0.80% receipt, KRW 1.45% paid, USD/KRW = 1,155 USD 1M Libor+0.67% receipt, KRW 1.14% paid, USD/KRW = 1,190 USD 1M Libor+0.69% receipt, KRW 1.02% paid, USD/KRW = 1,199
Foreign currencies translation risk
Currency swap (SGD)	SGD 1.91% receipt, KRW 1.98% paid, SGD/KRW = 827

(5)	The amounts related to items designated as hedging instruments are as follows (Unit: Korean Won in millions, USD, AUD, EUR, SGD and JPY):

	December 31, 2019
	Nominal amounts of the hedging instrument	Carrying amounts of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate swap	USD 2,650,000,000	111,764	—	Derivative assets (designated for hedging)	90,244
Cash flow hedge
Interest rate risk
Interest rate swap	EUR 26,635,556	—	43	Derivative liabilities (designated for hedging)	(43)
Interest rate swap	KRW 100,000	—	1,280	Derivative liabilities (designated for hedging)	(615)
Foreign currency translation risk and interest rate risk
Currency swap	USD 480,000,000	4,070	5,193	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	22,364
Foreign currency translation risk
Currency swap	SGD 204,000,000	5,297	—	Derivative assets (designated for hedging)	8,918
Currency forward	JPY 1,109,229,087	—	321	Derivative liabilities (designated for hedging)	321

	December 31, 2020
	Nominal amounts of the hedging instrument	Carrying amounts of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate swap	USD 2,300,000,000	174,820	28	Derivative assets (designated for hedging)	57,221
Interest rate swap	AUD 150,000,000			Derivative liabilities (designated for hedging)
Cash flow hedge
Interest rate risk
Interest rate swap	KRW 150,000	—	1,476	Derivative liabilities (designated for hedging)	(196)
Foreign currency translation risk and interest rate risk
Currency swap	USD 600,000,000	—	62,893	Derivative liabilities (designated for hedging)	(69,319)
Foreign currency translation risk
Currency swap	SGD 68,000,000	—	373	Derivative liabilities (designated for hedging)	(4,699)

(6)	Details of carrying amount to hedge and amount due to hedge accounting are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Carrying amounts of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve(*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures	—	3,151,172	—	91,368	Debentures	(85,984)	—
Cash flow hedge
Interest rate risk
Borrowings in foreign currencies	—	34,443	—	—	Borrowing foreign currency	43	(43)
Debentures	—	99,941	—	—	Debentures	663	(821)
Foreign currencies translation risk and interest rate risk
Debentures	—	554,433	—	—	Debentures	(25,057)	(2,525)
Foreign currencies translation risk
Debentures	—	174,708	—	—	Debentures	(8,315)	(2,304)

(*)	After tax amount

	December 31, 2020
	Carrying amounts of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve(*)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures	—	2,767,208	—	144,741	Debentures	(59,073)	—
Cash flow hedge
Interest rate risk
Debentures	—	149,936	—	—	Debentures	188	(909)
Foreign currencies translation risk and interest rate risk
Debentures	—	651,704	—	—	Debentures	61,823	(95)
Foreign currencies translation risk
Debentures	—	55,891	—	—	Debentures	6,564	(268)

(*)	After tax amount

(7)	Amounts recognized in profit or loss due to the ineffective portion of fair value hedges during the current period are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2018
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(1,864)	Other net operating income (expense)

		For the year ended December 31, 2019
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	4,260	Other net operating income (expense)

		For the year ended December 31, 2020
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(1,852)	Other net operating income (expense)

(8)	Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2018
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(517)	(148)	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	21,429	153	(882)	Other net operating income (expense)	(23,084)	Other net operating income (expense)
	Foreign currencies translation risk	2,353	—	(491)	Other net operating income (expense)	(3,601)	Other net operating income (expense)

		For the year ended December 31, 2019
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(658)	—	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	21,420	944	838	Other net operating income (expense)	(23,541)	Other net operating income (expense)
	Foreign currencies translation risk	7,638	1,601	560	Other net operating income (expense)	(8,215)	Other net operating income (expense)

		For the year ended December 31, 2020
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(122)	(74)	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	(68,270)	(1,049)	5,893	Other net operating income (expense)	64,762	Other net operating income (expense)
	Foreign currencies translation risk	(3,677)	(1,022)	320	Other net operating income (expense)	5,393	Other net operating income (expense)